Newbuildings - Narrative (Details) $ in Millions	Jun. 30, 2023 USD ($) rig	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Delivery installments for jack-up drilling rigs | $	$ 294.8	$ 294.8
Jack-up rigs
Property, Plant and Equipment [Line Items]
Number of jack-up rigs scheduled for delivery | rig	2